Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Property and Equipment

	Leasehold
	improvements	Computers	Total
	$	$	$
Cost:
At December 31, 2015	65,275	-	65,275
Additions	145,467	-	145,467
At December 31, 2016	210,742	-	210,742
Additions	288,581	29,482	318,063
At December 31, 2017	499,323	29,482	528,805
Depreciation:
At December 31, 2015	65,275	-	65,275
Charge for the year	10,149	-	10,149
At December 31, 2016	75,424	-	75,424
Charge for the year	40,596	4,422	45,018
At December 31, 2017	116,020	4,422	120,442
Net book value:
At December 31, 2016	135,318	-	135,318
At December 31, 2017	383,303	25,060	408,363